Condensed Consolidated Statement of Cash Flows	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Cash flows from operating activities:
Net income (loss)	$ 185,425	$ 243,980	$ 18,252	$ 24,664	$ (610,775)	$ (814,366)	$ 3,516	$ 4,685
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses					115,558	154,077		399,278
Depreciation of property and equipment	64,587	84,983		83,195	127,758	170,344		161,711
Deferred tax expense (benefit)				(16,174)	(27,202)	(36,269)		4,565
Amortization of right-of-use assets and interest of lease liabilities	273,600	360,000		360,000	540,000	720,000
Changes in operating assets and liabilities:
Accounts receivable	(868,897)	(1,143,286)		2,008,826	518,037	690,716		(115,685)
Contract assets	(1,915,350)	(2,520,198)		(195,714)	977,629	1,303,505		1,517,048
Account receivables-related parties
Prepayments and other current assets	(22,699)	(29,867)		20,183	17,696	23,595		(3,052)
Income tax recoverable					(173,127)	(230,835)
Accounts payable	676,201	889,738		(955,038)	(911,557)	(1,215,409)		399,838
Contract liabilities	1,210,605	1,592,902		(89,068)	(508,346)	(677,794)		1,057,625
Taxes payable	(105,827)	(139,246)		(178,533)	(77,813)	(103,751)		110,688
Accrued expenses and other current liabilities	(605,933)	(797,280)		253,743	460,587	614,116		97,149
Net cash provided by (used in) operating activities	(1,226,088)	(1,613,274)		956,084	(91,555)	(122,071)		3,633,850
Cash flows from investing activities:
Purchase of property, plant and equipment				(70,172)	(56,353)	(75,139)		(3,257)
Loans from related parties	143,534	188,860
Loan to related parties								(1,130,000)
Collection from loans to related parties				215,164	159,596	212,794		887,206
Net cash provided by investing activities	143,534	188,860		144,992	103,243	137,655		(246,051)
Cash flows from financing activities:
Proceeds from bank borrowings				481,622	361,217	481,622		1,508,177
Repayment of bank borrowings	(337,558)	(444,155)		(1,278,566)	(1,495,319)	(1,993,759)		(2,014,245)
Repayment of financing lease liabilities	(6,339)	(8,341)		(8,340)
Financing lease liabilities					(12,510)	(16,680)		(16,680)
Proceeds from borrowings from related party				133,158	351,295	468,393		311,011
Repayment of borrowings from related party	(517,511)	(680,935)		(20,018)	(21,701)	(28,934)		(378,049)
Capital contribution
Payment for deferred offering costs				(286,955)	(318,739)	(424,985)		(305,471)
Proceeds from Initial Public Offering, net of expenses	5,001,966	6,542,276
Net cash (used in) provided by financing activities	4,140,558	5,408,845		(979,099)	(1,135,757)	(1,514,343)		(895,257)
Net changes in cash and restricted cash	3,058,004	3,984,431		121,977	(1,124,069)	(1,498,759)		2,492,542
Cash and restricted cash, beginning	2,237,700	2,983,600	$ 3,361,769	4,482,359	3,361,769	4,482,359		1,989,817
Cash and restricted cash, end	5,295,704	6,968,031		4,604,336	2,237,700	2,983,600	$ 3,361,769	4,482,359
Supplemental disclosure information:
Cash paid for income tax	95,979	126,288		93,848	140,743	187,658		26,511
Cash paid for interest	7,818	10,287		42,559	49,440	65,921		75,254
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				1,407,124	1,055,343	1,407,124
Cash	2,213,904			4,604,336	2,237,700			4,482,359	$ 2,913,031	$ 2,983,600
Restricted Cash	3,081,800								4,055,000
Total cash and restricted cash shown in the consolidated statements of cash flows	5,295,704			4,604,336	2,237,700			4,482,359	$ 6,968,031	$ 2,983,600
Related Party [Member]
Changes in operating assets and liabilities:
Operating lease liabilities – related party	$ (117,800)	$ (155,000)		$ (360,000)	$ (540,000)	$ (720,000)